SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Rush
Title:
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ GEORGE RUSH                  AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         110
                                                -----------
Form 13F Information Table Value Total:         271,906
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

--------------------------------------------------------------------------------

  3M CO                                  88579Y101   4292      47900      47900     0          0      0       0         47900
 ABBOTT LABORATORIES                     002824100   2894      44895      44895     0          0      0       0         44895
 ACCENTURE PLC                           G1151C101   4903      81600      81600     0          0      0       0         81600
 AGL RESOURCES INC                       001204106   2805      72376      72376     0          0      0       0         72376
 AMERICAN EXPRESS CO                     025816109    710      12200      12200     0          0      0       0         12200
 AMERICAN WATER WORKS CO                 030420103   6873     200500     200500     0          0      0       0        200500
 AT&T                                    00206R102   1098      30796      30796     0          0      0       0         30796
 AUTOMATIC DATA PROCESSING INC           053015103    662      11900      11900     0          0      0       0         11900
 BANK OF AMERICA                         060505104    302      36900      36900     0          0      0       0         36900
 BANK ONE/JP MORGAN 7.2% 10/15/31        06423W204    334      12838      12838     0          0      0       0         12838
 BECTON DICKINSON & CO.                  075887109    254       3400       3400     0          0      0       0          3400
 BERKSHIRE HATHA CLASS B                 084670702   5054      60650      60650     0          0      0       0         60650
 BRISTOL MYERS                           110122108    397      11030      11030     0          0      0       0         11030
 BROWN FORMAN CLASS B                    115637209   4920      50800      50800     0          0      0       0         50800
 CAL MAINE FOODS INC                     128030202   1744      44600      44600     0          0      0       0         44600
 CAMDEN NATIONAL CORP                    133034108    117       3200       3200     0          0      0       0          3200
 CARNIVAL CORP                           143658300   3160      92200      92200     0          0      0       0         92200
 CATERPILLAR INC                         149123101    730       8600       8600     0          0      0       0          8600
 CHEVRON                                 166764100    787       7456       7456     0          0      0       0          7456
 CHUBB CORP                              171232101   2520      34600      34600     0          0      0       0         34600
 CHURCH & DWIGHT CO INC                  171340102  10390     187300     187300     0          0      0       0        187300
 CLARCOR INC                             179895107   2447      50800      50800     0          0      0       0         50800
 COCA-COLA CO                            191216100  14603     186768     186768     0          0      0       0        186768
 COLONIAL PROP                           195872106    961      43403      43403     0          0      0       0         43403
 CONOCOPHILLIPS                          20825C104   1762      31538      31538     0          0      0       0         31538
 COSTCO WHSL CORP                        22160K105   3662      38550      38550     0          0      0       0         38550
 COUSINS PROPS                           222795106   1007     129955     129955     0          0      0       0        129955
 CREE INC.                               225447101    208       8100       8100     0          0      0       0          8100
 CVS CAREMARK CORP                       126650100    355       7600       7600     0          0      0       0          7600
 DEERE & CO                              244199105   4751      58750      58750     0          0      0       0         58750
 DOMINION RESOURCES INC                  25746U109    248       4600       4600     0          0      0       0          4600
 DOVER CORP                              260003108   5072      94600      94600     0          0      0       0         94600
 DU PONT E I DE NEMOURS & CO             263534109   3292      65100      65100     0          0      0       0         65100
 DUKE ENERGY NYSE                        26441C105    983      42638      42638     0          0      0       0         42638
 ELI LILLY AND CO                        532457108    451      10500      10500     0          0      0       0         10500
 EMERSON ELECTRIC CO                     291011104    345       7400       7400     0          0      0       0          7400
 EQUITY RESIDENTIAL                      29476L107   4053      65000      65000     0          0      0       0         65000
 ETFS GOLD TRUST ETF                     26922Y105    221       1400       1400     0          0      0       0          1400
 EXPRESS SCRIPTS INC                     302182100   1333      23884      23884     0          0      0       0         23884
 EXXON MOBIL                             30231G102  10970     128204     128204     0          0      0       0        128204
 FEDEX CORP                              31428X106   2993      32675      32675     0          0      0       0         32675
 G&K SERVICES INC                        361268105    355      11372      11372     0          0      0       0         11372
 GENERAL DYNAMICS CORP                   369550108   2321      35185      35185     0          0      0       0         35185
 GENERAL ELECTRIC                        369604103   1810      86862      86862     0          0      0       0         86862
 GENERAL ELECTRIC CAP STEP-UP PUBLIC     369622485   1666      62500      62500     0          0      0       0         62500
 GENUINE PARTS CO                        372460105    389       6450       6450     0          0      0       0          6450
 GEORGIA PWR CO PFD                      373334457   2825      97748      97748     0          0      0       0         97748
 GULF KEYSTONE PETE ORD                  G4209G108    141      55000      55000     0          0      0       0         55000
 HCP                                     40414L109    742      16800      16800     0          0      0       0         16800
 HERSHEY                                 427866108   1152      16000      16000     0          0      0       0         16000
 HOME DEPOT INC                          437076102    529       9990       9990     0          0      0       0          9990
 HONEYWELL INTERNATIONAL INC             438516106   1449      25950      25950     0          0      0       0         25950
 IDEXX LABORATORIES INC                  45168D104   2076      21600      21600     0          0      0       0         21600
 INTEL CORP                              458140100   3267     122600     122600     0          0      0       0        122600
 INTERNAP NETWORK SERVICES CORP          45885A300     85      13076      13076     0          0      0       0         13076
 INTERNATIONAL BUSINESS MACHINES CORP    459200101   9366      47890      47890     0          0      0       0         47890
 INTUIT INC                              461202103    822      13850      13850     0          0      0       0         13850
 ISHARES TR 2017 S&P AMTFREEMUNI         464289271   1654      29800      29800     0          0      0       0         29800
 ISHARES TR BARCLYS 1-3YR CREDIT         464288646    381       3640       3640     0          0      0       0          3640
 ISHARES TR DJ US INDEX FD               464287846   3568      52343      52343     0          0      0       0         52343
 ISHARES TR DOW INTL SEL DIV             464288448    256       8500       8500     0          0      0       0          8500
 ISHARES TR DOW SEL DIV                  464287168   9120     162300     162300     0          0      0       0        162300
 ISHARES TR US PFD STK IDX               464288687   9527     244100     244100     0          0      0       0        244100
 JOHNSON & JOHNSON                       478160104  10117     149746     149746     0          0      0       0        149746
 JOHNSON CONTROLS INC                    478366107   3321     119850     119850     0          0      0       0        119850
 JP MORGAN CHASE SER Z 8%                48124G104   2196      86819      86819     0          0      0       0         86819
 KIMBERLY-CLARK CORP                     494368103   2765      33012      33012     0          0      0       0         33012
 MCDONALDS CORP                          580135101   2913      32900      32900     0          0      0       0         32900
 MERCK & CO                              58933Y105   3570      85510      85510     0          0      0       0         85510
 MICROSOFT CORP                          594918104   6209     202980     202980     0          0      0       0        202980
 NEXTERA ENERGY INC                      65339F101    302       4390       4390     0          0      0       0          4390
 NORFOLK SOUTHERN CORP                   655844108    208       2900       2900     0          0      0       0          2900
 NUVEEN GA DIV ADV MUNI FD 2             67072B107    191      12850      12850     0          0      0       0         12850
 NUVEEN GEORGIA PREMIUM INCOME MUNICI    67060F102    214      14040      14040     0          0      0       0         14040
 PAYCHEX INC                             704326107   3966     126267     126267     0          0      0       0        126267
 PEABODY ENERGY                          704549104    331      13500      13500     0          0      0       0         13500
 PEPSICO INC                             713448108   1398      19785      19785     0          0      0       0         19785
 PFIZER                                  717081103   2100      91285      91285     0          0      0       0         91285
 PHILIP MORRIS INTERNATIONAL INC         718172109   4276      49000      49000     0          0      0       0         49000
 PHILLIPS 66                             718546104    754      22675      22675     0          0      0       0         22675
 POWERSHARES ETF BUYBACK ACH             73935X286    216       7600       7600     0          0      0       0          7600
 POWERSHARES ETF TRUST FINL PFD PTFL     73935X229   4946     274750     274750     0          0      0       0        274750
 POWERSHARES ETF TRUST WATER RESOURCE    73935X575    210      11600      11600     0          0      0       0         11600
 PRICE T ROWE GROUP INC                  74144T108   6534     103785     103785     0          0      0       0        103785
 PROCTER & GAMBLE                        742718109   5381      87848      87848     0          0      0       0         87848
 ROYAL DUTCH SHELL ADR                   780259206   2610      38708      38708     0          0      0       0         38708
 SCANA CORP                              80589M102    308       6442       6442     0          0      0       0          6442
 SCH US DIV EQUITY ETF                   808524797   8042     289690     289690     0          0      0       0        289690
 SCHLUMBERGER                            806857108    357       5500       5500     0          0      0       0          5500
 SCHWAB CHARLES CORP                     808513105    935      72275      72275     0          0      0       0         72275
 SELECT SECTOR SPDR-ENERGY               81369Y506   3292      49595      49595     0          0      0       0         49595
 SELECT SECTOR SPDR-FINANCIAL            81369Y605    225      15400      15400     0          0      0       0         15400
 SELECT SECTOR SPDR-TECHNOLOGY           81369Y803    903      31425      31425     0          0      0       0         31425
 SOUTHEASTERN BANK FINANCIAL CORP        841584105    300      21583      21583     0          0      0       0         21583
 SOUTHERN COMPANY                        842587107   6856     148080     148080     0          0      0       0        148080
 SPDR S&P 500                            78462F103   1089       7999       7999     0          0      0       0          7999
 SPDR S&P BIOTECH ETF                    78464A870    706       7975       7975     0          0      0       0          7975
 T J X COS INC                           872540109   4164      97000      97000     0          0      0       0         97000
 TANZANIAN ROYALTY EXPL                  87600U104    125      30000      30000     0          0      0       0         30000
 TEXAS PACIFIC LAND TRUST                882610108    696      12200      12200     0          0      0       0         12200
 UNITED TECHNOLOGIES CORP                913017109   2522      33394      33394     0          0      0       0         33394
 VANGUARD SHORT-TERM BOND INDEX          921937827    243       3000       3000     0          0      0       0          3000
 VERIZON COMMS                           92343V104    348       7840       7840     0          0      0       0          7840
 WAL-MART STORES INC                     931142103   1562      22400      22400     0          0      0       0         22400
 WALT DISNEY                             254687106   2893      59650      59650     0          0      0       0         59650
 WASTE MANAGEMENT                        94106L109    872      26100      26100     0          0      0       0         26100
 WATTS WATER TECHNOLOGIES INC            942749102    547      16400      16400     0          0      0       0         16400
 XEROX CORP                              984121103     87      11000      11000     0          0      0       0         11000
 YUM! BRANDS INC                         988498101   1643      25500      25500     0          0      0       0         25500
 ZIPCAR INC                              98974X103    299      25500      25500     0          0      0       0         25500
